Average Annual Total Returns - FidelityGrowthDiscoveryFund-KPRO - FidelityGrowthDiscoveryFund-KPRO - Fidelity Growth Discovery Fund	Aug. 29, 2024
Fidelity Growth Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	35.76%
Past 5 years	19.45%
Past 10 years	14.72%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%